SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

29. SUBSEQUENT EVENTS

Dividends Declared

On February 14, 2019, Agnico Eagle announced that the Board approved the payment of a quarterly cash dividend of $0.125 per common share (a total value of approximately $29.4 million), paid on March 15, 2019 to holders of record of the common shares of the Company on March 1, 2019.